Stockholders' Equity - Preferred Stock - Additional Information (Details) - shares	Dec. 31, 2023	Mar. 31, 2023
Equity [Abstract]
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares outstanding	0	0